STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
OPERATING ACTIVITIES
Net (loss) from continuing operations attributable to common stockholders	$ (725,450)	$ (503,475)	$ (1,009,028)	$ (1,670,813)
Income from discontinued operations		143,608	27,741	143,608
Adjustments to reconcile net (loss) to net cash flows provided by (used in) operating activities:
Depreciation, depletion and amortization	56,259	832	5,918	64,589
Gain on settlement of claims		(22,000)		(22,000)
Gain on sale of disposal group held for sale		(143,608)		(143,608)
Shares issued for services - related party			5,325	2,200
Shares issued for services		15,400	2,795	39,160
Options granted for services	20,686	2,967		50,596
Changes in operating assets and liabilities:
Accounts receivable trade	8,915	8,550		(276,570)
Prepaids and other current assets	3,888	17,284	(27,299)	6,857
Accounts payable trade	283,282	122,255	4,427	420,706
Accrued and deposits payable	4,200	218,636	15,000	177,902
Accrued liabilities, related party	171,077	165,768	22,680	205,270
Disposal group held for sale			(804)	804
Net cash (used in) by operating activities	(177,143)	26,217	(953,245)	(1,001,299)
INVESTING ACTIVITIES
Funds loaned to a non affiliate			(100,000)
Additions to property and equipment	(206,042)	(50,588)	(161,577)	(5,385,694)
Additions to other long-term assets			(133,071)	(6,249)
Proceeds from sale of disposal group held for sale		1,600,000		1,600,000
Net cash (used in) investing activities	(206,042)	1,549,412	(394,648)	(3,791,943)
FINANCING ACTIVITIES
Sale of common shares	75,600	989,400	1,833,620	3,054,163
Sale of options and warrants for cash	250,000			250,027
Contribution of assets	24,639
Funds used to repurchase common shares		(815,000)		(975,000)
Repayment of short term debt	(13,953)	(3,001)
Funds from short-term convertible notes, net of repayment				1,475,000
Funds from short-term notes, net of repayment			7,002	17,497
Funds from short-term notes, related party				600,000
Net cash provided by financing activities	336,286	171,399	1,840,622	4,421,687
NET CHANGE IN CASH	(46,899)	1,747,028	492,729	(371,555)
CASH, Beginning	121,174	492,729		492,729
CASH, Ending	74,275	2,239,757	492,729	121,174
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Issuance of common shares for oil and gas properties			1,400,000
Debt owed in retirement of 375,000 shares of stock		160,000
Sale of warrants in exchange for debt	1,690,000
Repurchase of common stock	142,500
Interest paid
Income taxes paid